INCOME TAXES (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Income Tax Disclosure [Abstract]
(Loss)/income before income tax	¥ (676)	$ (104)	¥ 83,045	¥ (32,860)
Income tax benefit/(expense) computed at the PRC statutory tax rate of 25%	169	26	(20,761)	8,215
Effect of different tax rates in different jurisdictions	(8,175)	(1,256)	5,688	4,557
Non-deductible expenses	(26,482)	(4,071)	(9,051)	(2,352)
Outside basis difference on investment in WFOE	(4,446)	(683)	(3,174)	0
PRC royalty withholding tax	(6,950)	(1,068)	(4,607)	(4,177)
Changes in valuation allowance	(7,040)	(1,082)	(297)	(5,124)
Income tax benefit/(expense)	¥ (52,924)	$ (8,134)	¥ (32,202)	¥ 1,119